UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: 69.5%
Aerospace & Defense: 0.0%
Sparton Corp.*	402	$5,801
Building Products: 0.8%
Owens Corning	39,865	2,163,474
Business Software & Services: 2.1%
Amdocs Limited#	80,851	5,334,549
Chemicals: 2.8%
The Sherwin-Williams Company	16,119	7,337,530
Commercial Banks & Thrifts: 6.8%
American National Bankshares, Inc.	35,987	1,403,493
Beneficial Bancorp, Inc.	121,894	2,060,009
OceanFirst Financial Corp.	52,900	1,439,938
Prudential Bancorp, Inc.	23,073	399,394
Shore Bancshares, Inc.	122,477	2,182,540
Southern National Bancorp of Virginia	554,697	8,986,091
Westbury Bancorp, Inc.*	26,352	579,085
Western New England Bancorp, Inc.	38,175	412,290
		17,462,840
Commercial Services & Supplies: 2.6%
Johnson Controls International plc#	195,530	6,843,550
Consumer Finance: 2.9%
Discover Financial Services	98,007	7,492,635
Electrical Equipment & Instruments: 0.7%
Emerson Electric Co.	15,400	1,179,332
nVent Electric plc#	20,000	543,200
		1,722,532
Engineering & Construction: 9.5%
EMCOR Group, Inc.	116,664	8,762,633
KBR, Inc.	192,626	4,070,187
MasTec, Inc.*	162,564	7,258,483
MYR Group, Inc.*	136,960	4,470,374
		24,561,677
Entertainment: 1.0%
Six Flags Entertainment Corp.	37,017	2,584,527
Healthcare-Products: 1.8%
Abbott Laboratories	11,000	806,960
Medtronic plc#	37,870	3,725,272
		4,532,232
Home Furnishings: 2.4%
Mohawk Industries, Inc.*	35,308	6,191,258
Hotels, Restaurants & Leisure: 3.0%
Marriott International, Inc. - Class A	18,000	2,376,540
Wyndham Hotels & Resorts, Inc.	95,863	5,327,107
		7,703,647
Household Durables: 0.4%
Newell Brands, Inc.	5,000	101,500
Spectrum Brands Holdings, Inc.	11,550	863,016
		964,516
Information Technology Services: 4.0%
Conduent, Inc.*	453,235	10,206,852
Insurance: 1.0%
Chubb Limited#	5,736	766,559
W.R. Berkley Corp.	21,523	1,720,333
		2,486,892
Internet Software & Services: 2.1%
j2 Global, Inc.	66,341	5,496,352
Machinery: 0.4%
Blue Bird Corp.*	5,002	122,549
Pentair plc#	20,000	867,000
		989,549
Metals & Mining: 0.7%
Cleveland-Cliffs, Inc.*	151,585	1,919,066
Oil & Gas Exploration & Production: 5.5%
EOG Resources, Inc.	57,254	7,303,893
Suncor Energy, Inc.#	176,735	6,837,877
14,141,770

Oil Refining & Marketing: 0.1%
Phillips 66	2,813	317,081
Real Estate Investment Trusts: 4.1%
Condor Hospitality Trust, Inc.	393,008	4,201,256
Gramercy Property Trust, Inc.	233,434	6,405,429
		10,606,685
Retail: 1.3%
Party City Holdco Inc.*	255,458	3,461,456
Transportation & Logistics: 2.3%
United Parcel Service, Inc. - Class B	50,338	5,876,962
Truck Dealerships: 1.0%
Rush Enterprises, Inc. - Class A	37,067	1,457,104
Rush Enterprises, Inc. - Class B	27,303	1,089,116
		2,546,220
Utilities: 1.9%
The AES Corporation	349,785	4,896,990
Waste Management Services: 6.2%
Republic Services, Inc.	221,536	16,096,806
Wholesale Distribution: 2.1%
Beacon Roofing Supply, Inc.*	3,100	112,189
LKQ Corporation*	166,741	5,280,687
		5,392,876
TOTAL COMMON STOCKS
(cost $112,152,654)		179,336,325

	Principal	Value
CONVERTIBLE BONDS: 0.0%
Oil & Gas Exploration & Production: 0.0%
Whiting Petroleum Corp., 1.250%, 4/1/20	$81,000	77,886
TOTAL CONVERTIBLE BONDS
(cost $77,420)		77,886

CORPORATE BONDS: 24.7%
Apparel & Textiles: 0.1%
The William Carter Company, 5.250%, 8/15/21	318,000	321,776
Auto Components: 0.4%
Dana, Inc., 6.000%, 9/15/23	1,092,000	1,126,125
Building Products: 1.5%
Gibraltar Industries, Inc., 6.250%, 2/1/21	3,887,000	3,916,152

Commercial Services & Supplies: 0.3%
APX Group, Inc., 8.750%, 12/1/20	708,000	709,770
APX Group, Inc., 7.875%, 12/1/22	104,000	106,340
		816,110
Consulting Services: 0.4%
FTI Consulting, Inc., 6.000%, 11/15/22	1,098,000	1,126,109
Engineering & Construction: 0.6%
MasTec, Inc., 4.875%, 3/15/23	1,437,000	1,433,408
Entertainment: 0.0%
Cinemark USA, Inc., 5.125%, 12/15/22	61,000	61,610
Healthcare-Providers & Services: 3.4%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	4,844,000	4,892,440
Centene Corporation, 5.625%, 2/15/21	1,062,000	1,083,240
Centene Corporation, 6.125%, 2/15/24	38,000	39,995
DaVita, Inc., 5.750%, 8/15/22	2,633,000	2,691,189
		8,706,864
Homebuilding: 0.2%
M/I Homes, Inc., 6.750%, 1/15/21	415,000	424,835
Hotels, Restaurants & Leisure: 0.5%
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	1,163,000	1,234,234
Household Durables: 1.6%
Spectrum Brands, Inc., 6.625%, 11/15/22	3,900,000	4,007,250
Spectrum Brands, Inc., 6.125%, 12/15/24	100,000	102,500
		4,109,750
Industrial Conglomerates: 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 8/1/20	733,000	747,235
Internet Software & Services: 0.2%
Match Group, Inc., 6.375%, 6/1/24	595,000	628,469
Machinery: 1.4%
Actuant Corporation, 5.625%, 6/15/22	129,000	130,774
EnPro Industries, Inc., 5.875%, 9/15/22	1,379,000	1,411,751
Welbilt, Inc., 9.500%, 2/15/24	1,921,000	2,108,297
		3,650,822
Media: 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/21	105,000	105,722
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/22	2,345,000	2,375,039
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/1/23	235,000	238,819
LIN Television Corporation, 5.875%, 11/15/22	2,608,000	2,660,160
TEGNA, Inc., 5.125%, 7/15/20	1,222,000	1,232,693
TEGNA, Inc., 6.375%, 10/15/23	188,000	194,580
		6,807,013
Metals & Mining: 0.4%
Cleveland-Cliffs, Inc., 5.900%, 3/15/20	158,000	164,202
Cleveland-Cliffs, Inc., 4.875%, 4/1/21	831,000	834,116
		998,318
Oil & Gas Exploration & Production: 1.7%
Gulfport Energy Corp., 6.625%, 5/1/23	4,074,000	4,165,665
Whiting Petroleum Corp., 5.750%, 3/15/21	200,000	205,750
		4,371,415
Packaging & Containers: 2.1%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.750%, 10/15/20	4,845,539	4,863,709
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	498,321	504,550
		5,368,259

Real Estate Investment Trusts: 0.1%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	293,645
Lamar Media Group, 5.000%, 5/1/23	49,000	49,980
		343,625
Specialty Retail: 2.7%
Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,850,000	3,873,100
Murphy Oil USA, Inc., 6.000%, 8/15/23	1,646,000	1,699,495
Penske Auto Group, Inc., 5.750%, 10/1/22	1,265,000	1,289,509
		6,862,104
Technology Hardware, Storage & Peripherals: 0.2%
NCR Corp., 5.875%, 12/15/21	399,000	404,486
NCR Corp., 6.375%, 12/15/23	100,000	102,125
		506,611
Telecommunications Services: 1.3%
Level 3 Financing, Inc., 6.125%, 1/15/21	3,217,000	3,245,149
Trading Companies & Distributors: 1.0%
WESCO Distribution, Inc., 5.375%, 12/15/21	2,607,000	2,642,846
Utilities: 0.6%
The AES Corporation, 5.500%, 3/15/24	1,456,000	1,474,710
Waste Management Services: 0.1%
Clean Harbors, Inc., 5.125%, 6/1/21	263,000	264,315
Wholesale Distribution: 0.1%
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	295,000	306,800
Wireless Telecommunication Services: 0.9%
T-Mobile USA, Inc., 6.500%, 1/15/24	44,000	45,815
T-Mobile USA, Inc., 6.375%, 3/1/25	2,181,000	2,277,618
		2,323,433
TOTAL CORPORATE BONDS
(cost $63,997,727)		63,818,097

	Shares	Value
SHORT-TERM INVESTMENTS: 5.6%
Money Market Funds: 5.6%^
The Government & Agency Portfolio, Institutional Share Class, 1.970%	10,914,133	10,914,133
The Treasury Portfolio, Institutional Share Class, 1.970%	3,503,778	3,503,778
TOTAL SHORT-TERM INVESTMENTS
(cost $14,417,911)		14,417,911
TOTAL INVESTMENTS IN SECURITIES
(cost $190,645,712): 99.8%		257,650,219
Other Assets and Liabilities 0.2%		610,058
NET ASSETS: 100.0%		$258,260,277

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of September 30, 2018, the value of  these investments was $3,873,100, or 1.5% of total net assets.

^	The coupon rate shown on variable rate securities represents the rates at September 30, 2018.
The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows+:
Investments

Tax cost	$190,645,712
Gross unrealized appreciation	70,413,490
Gross unrealized depreciation	(3,408,983)
Net unrealized appreciation	$67,004,507

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value.  Equity securities traded on a principal stock exchange are valued at the last quoted sale price.  Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer.  Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.  Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market.  In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Fund’s Board of Directors (“Board”).  Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation.  The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.  These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.  These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market.  These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities.  In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.  Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stocks*	$178,757,240	$579,085	$-	$179,336,325
Convertible Bonds*	-	77,886	-	77,886
Corporate Bonds*	-	63,818,097	-	63,818,097
Short-Term Investments	14,417,911	-	-	14,417,911
Total	$193,175,151	$64,475,068	$-	$257,650,219

* See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2018, transfers into Level 2 and out of Level 1 were $579,085.  The securities transferred out of Level 1 and into Level 2 due to decreased market activity.  The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)      /s/ Charles vK. Carlson
  Charles vK. Carlson, Chief Executive Officer

Date  11/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Charles vK. Carlson
 Charles vK. Carlson, Chief Executive Officer

Date  11/2/2018

By (Signature and Title)*    /s/ Michael J. Fusting
  Michael J. Fusting, Chief Financial Officer

Date  11/2/2018

* Print the name and title of each signing officer under his or her signature.